Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$37	0.74%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 585,178,728
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,413,636
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$585,178,728
Number of Holdings	40
Net Advisory Fee	$1,413,636
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.2%
Apple, Inc.	7.8%
Alphabet, Inc. - Class A	7.5%
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.0%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.9%
Howmet Aerospace, Inc.	3.7%
Costco Wholesale Corp.	3.2%
Arista Networks, Inc.	3.0%

Industry	(% of Net Assets)
Semiconductors & Semiconductor Equipment	14.4%
Interactive Media & Services	11.6%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.3%
Broadline Retail	7.0%
Electrical Equipment	5.8%
Specialty Retail	5.1%
Capital Markets	4.5%
Financial Services	4.2%
Cash & Other	32.3%
Sector Breakdown* (% of Net Assets)
[2]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CAMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$49	0.99%
[3]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 585,178,728
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,413,636
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$585,178,728
Number of Holdings	40
Net Advisory Fee	$1,413,636
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.2%
Apple, Inc.	7.8%
Alphabet, Inc. - Class A	7.5%
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.0%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.9%
Howmet Aerospace, Inc.	3.7%
Costco Wholesale Corp.	3.2%
Arista Networks, Inc.	3.0%

Industry	(% of Net Assets)
Semiconductors & Semiconductor Equipment	14.4%
Interactive Media & Services	11.6%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.3%
Broadline Retail	7.0%
Electrical Equipment	5.8%
Specialty Retail	5.1%
Capital Markets	4.5%
Financial Services	4.2%
Cash & Other	32.3%
Sector Breakdown* (% of Net Assets)
[4]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	IMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.85%
[5]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 391,298,192
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 1,277,067
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$391,298,192
Number of Holdings	38
Net Advisory Fee	$1,277,067
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Monolithic Power Systems, Inc.	10.0%
Casey’s General Stores, Inc.	8.6%
nVent Electric PLC	8.0%
Curtiss-Wright Corp.	7.6%
EMCOR Group, Inc.	6.5%
Penumbra, Inc.	6.1%
Raymond James Financial, Inc.	5.9%
Crane Co.	5.7%
Tapestry, Inc.	5.6%
Quanta Services, Inc.	4.6%

Industry	(% of Net Assets)
Construction & Engineering	12.1%
Semiconductors & Semiconductor Equipment	12.0%
Aerospace & Defense	9.8%
Consumer Staples Distribution & Retail	8.6%
Health Care Equipment & Supplies	8.1%
Electrical Equipment	8.0%
Machinery	7.1%
Capital Markets	5.9%
Textiles, Apparel & Luxury Goods	5.6%
Cash & Other	22.8%
Sector Breakdown* (% of Net Assets)
[6]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$56	1.10%
[7]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 391,298,192
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 1,277,067
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$391,298,192
Number of Holdings	38
Net Advisory Fee	$1,277,067
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Monolithic Power Systems, Inc.	10.0%
Casey’s General Stores, Inc.	8.6%
nVent Electric PLC	8.0%
Curtiss-Wright Corp.	7.6%
EMCOR Group, Inc.	6.5%
Penumbra, Inc.	6.1%
Raymond James Financial, Inc.	5.9%
Crane Co.	5.7%
Tapestry, Inc.	5.6%
Quanta Services, Inc.	4.6%

Industry	(% of Net Assets)
Construction & Engineering	12.1%
Semiconductors & Semiconductor Equipment	12.0%
Aerospace & Defense	9.8%
Consumer Staples Distribution & Retail	8.6%
Health Care Equipment & Supplies	8.1%
Electrical Equipment	8.0%
Machinery	7.1%
Capital Markets	5.9%
Textiles, Apparel & Luxury Goods	5.6%
Cash & Other	22.8%
Sector Breakdown* (% of Net Assets)
[8]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	1.00%
[9]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 1,930,298,395
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 7,328,916
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,930,298,395
Number of Holdings	41
Net Advisory Fee	$7,328,916
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.4%
Modine Manufacturing Co.	4.4%
Primoris Services Corp.	4.3%
Nova Ltd.	3.8%
Ligand Pharmaceuticals, Inc.	3.2%
InterDigital, Inc.	3.1%
Rambus, Inc.	3.0%
Moog, Inc. - Class A	3.0%
Enpro, Inc.	2.9%
Boot Barn Holdings, Inc.	2.8%

Industry	(% of Net Assets)
Software	9.6%
Health Care Equipment & Supplies	9.4%
Construction & Engineering	8.8%
Machinery	7.2%
Building Products	6.8%
Semiconductors & Semiconductor Equipment	6.7%
Aerospace & Defense	5.5%
Chemicals	4.8%
Banks	4.8%
Cash & Other	36.4%
Sector Breakdown* (% of Net Assets)
[10]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$63	1.25%
[11]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 1,930,298,395
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 7,328,916
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,930,298,395
Number of Holdings	41
Net Advisory Fee	$7,328,916
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.4%
Modine Manufacturing Co.	4.4%
Primoris Services Corp.	4.3%
Nova Ltd.	3.8%
Ligand Pharmaceuticals, Inc.	3.2%
InterDigital, Inc.	3.1%
Rambus, Inc.	3.0%
Moog, Inc. - Class A	3.0%
Enpro, Inc.	2.9%
Boot Barn Holdings, Inc.	2.8%

Industry	(% of Net Assets)
Software	9.6%
Health Care Equipment & Supplies	9.4%
Construction & Engineering	8.8%
Machinery	7.2%
Building Products	6.8%
Semiconductors & Semiconductor Equipment	6.7%
Aerospace & Defense	5.5%
Chemicals	4.8%
Banks	4.8%
Cash & Other	36.4%
Sector Breakdown* (% of Net Assets)
[12]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Annualized

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Annualized

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.